Related Party Transactions - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2025	Apr. 30, 2025	Jan. 26, 2024 USD ($)	Dec. 27, 2023 USD ($)	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenue	$ 92,132	$ 76,923	$ 271,589	$ 235,908	$ 327,274	$ 315,362
Short-term notes payable	9,663		9,663		5,962	14,396
Long-term debt	123,915		123,915		188,910
Long-term notes payable, current portion					84,883	26,471
Senior Notes
Related Party Transaction [Line Items]
Unamortized debt issuance costs	181		181		518	0
Interest expense	1,070	962	3,174	2,450	3,393	0
Maximum aggregate principal amount									$ 25,773
Potential prepayment premium, percentage									0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets									0.50
Amount of outstanding principal due on each payment date, percentage									0.01
Period for which outstanding principal triggers a payment									30 days
Long-term debt	28,743		28,743		25,643
Long-term notes payable, current portion	25,723		25,723
Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage									1
Senior Notes, Purchase or Refinancing of Aircraft
Related Party Transaction [Line Items]
Maximum aggregate principal amount									$ 25,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest rate									3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest rate									13.00%
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage									1
Notes Payable to Banks
Related Party Transaction [Line Items]
Interest rate							10.00%	6.50%			7.75%
Unamortized debt issuance costs	784		784		0	4
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount						$ 15,871
Interest rate						14.00%
Unamortized debt issuance costs	197		197		0	$ 879
Interest expense	688	809	2,146	2,372	3,105	0
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage									0.51
Related Party
Related Party Transaction [Line Items]
Short term accounts receivable	1,260		1,260		2,645	1,911
Short-term notes payable					6,677	18,939
Long-term notes payable, current portion	25,723		25,723		6,677
Related Party | Senior Secured Note
Related Party Transaction [Line Items]
Debt instrument outstanding amount	25,723		25,723		6,677
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion	$ 3,700		$ 3,700		$ 3,700
Related party's ownership interest of a consolidated subsidiary	99.00%		99.00%		99.00%
Related Party | Promissory Note
Related Party Transaction [Line Items]
Principal amount										$ 3,947
Interest rate										8.00%
Interest expense	$ 0	79	$ 70	237	$ 316	0
Accrued interest	0		0		211	0
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs	385	327	1,091	1,220	1,542	2,027
Related party receivables	371		371		220	0
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense	$ 1,043	$ 815	$ 3,110	$ 2,877	$ 3,910	1,646
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion						$ 2,433
Related Party | Related Party #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary						99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion						$ 2,404
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary						99.00%
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs	2.00%	2.00%	2.00%	2.00%	2.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	$ 3,839	$ 4,446	$ 11,133	$ 14,137	$ 18,209	$ 22,279
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	$ 48	$ 40	158	$ 40	104	80
Related Party Payables | Related Party
Related Party Transaction [Line Items]
Increase (decrease) in equity			$ 505		22	$ 0
Related Party Payables | Related Party | Previously Reported [Member]
Related Party Transaction [Line Items]
Increase (decrease) in equity					$ (22)